Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Financing Receivable
Loan to joint venture	$ 9,830	$ 9,830
Total financing receivable	129,215	128,428
Performing [Member] | Collateral [Member]
Class of Financing Receivable
Investment in term loans and interest receivable	119,385	118,598
Performing [Member] | Other internal metrics [Member]
Class of Financing Receivable
Loan to joint venture	$ 9,830	$ 9,830